Loans, net	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Loans, net
6.	Loan, net

(a)	This caption is made up as follows:

	2022	2021
	S/(000)	S/(000)
Direct loans
Loans (*)	35,977,734	35,490,230
Credit cards and other loans (**)	6,239,314	4,814,758
Leasing	1,174,542	1,110,958
Factoring	1,011,496	867,765
Discounted notes	894,588	572,334
Advances and overdrafts	38,763	40,978
Refinanced loans	322,941	236,520
Past due and under legal collection loans	1,365,972	1,554,679

	47,025,350	44,688,222

Plus (minus)
Accrued interest from performing loans	527,615	404,923
Unearned interest and interest collected in advance	(22,112)	(22,645)
Impairment allowance for loans (d)	(2,027,855)	(2,064,917)

Total direct loans, net	45,502,998	43,005,583

Indirect loans, Note 18(a)	4,487,347	4,440,458

(*)
As of December 31, 2022 and 2021, Interbank maintains repo operations of loans represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee amounts to S/1,909,375,000 and S/4,389,903,000, respectively, and is presented in the caption “Loan, net”, and the related liability is presented in the caption “Due to banks and correspondents” of the consolidated statement of financial position; see Note 12(b).

(**)	As of December 31, 2022 and 2021, it includes non-revolving consumer loans related to credit card lines for approximately S/3,225,874,000 and S/2,536,448,000, respectively.

(b)	The classification of the direct loan portfolio is as follows:

	2022	2021
	S/(000)	S/(000)
Commercial loans (c.1)	21,412,126	22,118,918
Consumer loans (c.1)	14,967,799	12,514,499
Mortgage loans (c.1)	9,286,944	8,552,304
Small and micro-business loans (c.1)	1,358,481	1,502,501

Total	47,025,350	44,688,222

Following is the balance of loans under the “Reactiva Peru” program as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Commercial loans	1,704,203	3,848,904
Small and micro-business loans	595,744	1,047,233

Total	2,299,947	4,896,137

As of December 31, 2022 and 2021, the balance of rescheduled loans as a consequence of the
Covid-19
explained in Note 1(c.2) amounted to S/5,048,978,000 and S/6,266,601,000, respectively.
For purposes of estimating the impairment loss in accordance with IFRS 9, the Group’s loans are segmented into homogeneous groups that share similar risk characteristics; the Group determined these 3 types of portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Small Business Banking (loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating as of December 31, 2022 and 2021. The amounts presented do not consider impairment.

	2022				2021
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	35,613,991	1,111,421	—	36,725,412	33,465,863	428,269	—	33,894,132
Standard grade	4,282,904	835,217	—	5,118,121	4,408,249	371,023	—	4,779,272
Sub-standard grade	776,603	940,391	—	1,716,994	1,918,709	1,191,914	—	3,110,623
Past due but not impaired	1,124,557	1,150,139	—	2,274,696	729,660	862,359	—	1,592,019
Impaired
Individually	—	—	45,907	45,907	—	—	41,069	41,069
Collectively	—	—	1,144,220	1,144,220	—	—	1,271,107	1,271,107

Total direct loans	41,798,055	4,037,168	1,190,127	47,025,350	40,522,481	2,853,565	1,312,176	44,688,222

	2022				2021
Contingent Credits: Guarantees and stand-by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,945,307	402,336	—	4,347,643	3,871,575	347,420	—	4,218,995
Standard grade	12,083	39,541	—	51,624	79,334	798	—	80,132
Sub-standard grade	2,051	59,953	—	62,004	33,453	82,821	—	116,274
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	9,330	9,330	—	—	12,909	12,909
Collectively	—	—	16,746	16,746	—	—	12,148	12,148

Total indirect loans	3,959,441	501,830	26,076	4,487,347	3,984,362	431,039	25,057	4,440,458

(c.1)	The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2022				2021
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	16,213,146	914,480	—	17,127,626	16,535,489	372,946	—	16,908,435
Standard grade	1,991,637	230,180	—	2,221,817	2,229,068	163,143	—	2,392,211
Sub-standard grade	380,679	171,648	—	552,327	1,094,980	509,141	—	1,604,121
Past due but not impaired	704,067	398,185	—	1,102,252	376,301	324,017	—	700,318
Impaired
Individually	—	—	45,907	45,907	—	—	41,069	41,069
Collectively	—	—	362,197	362,197	—	—	472,764	472,764

Total direct loans	19,289,529	1,714,493	408,104	21,412,126	20,235,838	1,369,247	513,833	22,118,918

	2022				2021
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	11,331,807	181,066	—	11,512,873	9,365,186	53,219	—	9,418,405
Standard grade	1,139,837	579,625	—	1,719,462	1,386,872	75,474	—	1,462,346
Sub-standard grade	60,415	542,841	—	603,256	527,381	391,980	—	919,361
Past due but not impaired	153,865	526,042	—	679,907	89,186	270,241	—	359,427
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	452,301	452,301	—	—	354,960	354,960

Total direct loans	12,685,924	1,829,574	452,301	14,967,799	11,368,625	790,914	354,960	12,514,499

	2022				2021
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	7,490,495	1,033	—	7,491,528	6,749,848	1,838	—	6,751,686
Standard grade	667,599	15,411	—	683,010	715,652	43,702	—	759,354
Sub-standard grade	334,967	200,226	—	535,193	287,750	159,549	—	447,299
Past due but not impaired	205,728	132,958	—	338,686	231,610	93,827	—	325,437
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	238,527	238,527	—	—	268,528	268,528

Total direct loans	8,698,789	349,628	238,527	9,286,944	7,984,860	298,916	268,528	8,552,304

	2022				2021
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	578,543	14,842	—	593,385	815,340	266	—	815,606
Standard grade	483,831	10,001	—	493,832	76,657	88,704	—	165,361
Sub-standard grade	542	25,676	—	26,218	8,598	131,244	—	139,842
Past due but not impaired	60,897	92,954	—	153,851	32,563	174,274	—	206,837
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	91,195	91,195	—	—	174,855	174,855

Total direct loans	1,123,813	143,473	91,195	1,358,481	933,158	394,488	174,855	1,502,501

(d)	The balances of the direct and indirect loan portfolio and the movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:

(d.1)	Direct loans

	2022				2021
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	40,522,481	2,853,565	1,312,176	44,688,222	34,893,278	5,744,690	2,443,936	43,081,904
New originated or purchased assets	22,393,323	—	—	22,393,323	21,545,125	—	—	21,545,125
Assets matured or derecognized (excluding write-offs)	(14,636,477)	(1,194,405)	(429,348)	(16,260,230)	(14,791,609)	(760,419)	(126,811)	(15,678,839)
Transfers to Stage 1	1,019,478	(1,014,657)	(4,821)	—	4,351,705	(3,843,213)	(508,492)	—
Transfers to Stage 2	(3,131,710)	3,161,335	(29,625)	—	(2,064,223)	2,730,130	(665,907)	—
Transfers to Stage 3	(401,017)	(317,282)	718,299	—	(810,812)	(775,058)	1,585,870	—
Write-offs	—	—	(960,918)	(960,918)	—	—	(1,444,538)	(1,444,538)
Others (*)	(3,383,889)	575,338	590,017	(2,218,534)	(3,593,568)	(316,605)	(16,412)	(3,926,585)
Foreign exchange effect	(584,134)	(26,726)	(5,653)	(616,513)	992,585	74,040	44,530	1,111,155

End of year balances	41,798,055	4,037,168	1,190,127	47,025,350	40,522,481	2,853,565	1,312,176	44,688,222

	2022				2021
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	956,456	404,881	703,580	2,064,917	180,241	1,145,207	1,659,403	2,984,851

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	503,454	—	—	503,454	397,989	—	—	397,989
Assets matured or derecognized (excluding write-offs)	(173,872)	(237,110)	(302,861)	(713,843)	(114,680)	(65,927)	(43,917)	(224,524)
Transfers to Stage 1	166,755	(163,090)	(3,665)	—	439,400	(438,283)	(1,117)	—
Transfers to Stage 2	(259,226)	268,700	(9,474)	—	(208,937)	428,732	(219,795)	—
Transfers to Stage 3	(74,178)	(88,551)	162,729	—	(116,057)	(271,149)	387,206	—
Impact on the expected credit loss for credits that change stage in the year (***)	(129,388)	176,416	340,244	387,272	(107,177)	(238,805)	239,241	(106,741)
Others (**)	(382,355)	375,448	666,581	659,674	479,443	(159,658)	13,495	333,280

Total	(348,810)	331,813	853,554	836,557	769,981	(745,090)	375,113	400,004
Write-offs	—	—	(1,021,539)	(1,021,539)	—	—	(1,525,094)	(1,525,094)
Recovery of written–off loans	—	—	155,070	155,070	—	—	181,969	181,969
Foreign exchange effect	912	592	(8,654)	(7,150)	6,234	4,764	12,189	23,187

Expected credit loss at the end of year balances	608,558	737,286	682,011	2,027,855	956,456	404,881	703,580	2,064,917

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
During 2022 and 2021, the Group applied its expert judgement with the purpose of reflecting the effects of the political and economic uncertainty that were not considered in the forward-looking model, which led to incur in a higher provision for expected loss, see Note 30.1(d.7).

(d.1.1)	The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2022				2021
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	100,874	60,100	182,467	343,441	71,272	98,040	68,448	237,760

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	33,506	—	—	33,506	30,045	—	—	30,045
Assets derecognized or matured (excluding write-offs)	(18,984)	(37,865)	(92,529)	(149,378)	(33,005)	(12,728)	(2,726)	(48,459)
Transfers to Stage 1	41,140	(40,152)	(988)	—	26,456	(26,456)	—	—
Transfers to Stage 2	(15,952)	16,311	(359)	—	(19,847)	19,847	—	—
Transfers to Stage 3	(6,603)	(48,516)	55,119	—	(22,205)	(16,355)	38,560	—
Impact on the expected credit loss for credits that change stage in the year (**)	(31,403)	4,752	16,864	(9,787)	(16,399)	44,934	143,162	171,697
Others (*)	(57,822)	91,880	63,218	97,276	58,996	(50,913)	(44,625)	(36,542)

Total	(56,118)	(13,590)	41,325	(28,383)	24,041	(41,671)	134,371	116,741
Write-offs	—	—	(68,362)	(68,362)	—	—	(27,392)	(27,392)
Recovery of written–off loans	—	—	5,942	5,942	—	—	1,404	1,404
Foreign exchange effect	718	801	(7,073)	(5,554)	5,561	3,731	5,636	14,928

Expected credit loss at end of year	45,474	47,311	154,299	247,084	100,874	60,100	182,467	343,441

	2022				2021
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	802,421	263,219	336,041	1,401,681	85,321	901,602	1,426,470	2,413,393

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	438,109	—	—	438,109	348,647	—	—	348,647
Assets derecognized or matured (excluding write-offs)	(141,201)	(144,553)	(100,740)	(386,494)	(77,181)	(49,433)	(25,906)	(152,520)
Transfers to Stage 1	44,453	(43,487)	(966)	—	382,412	(381,300)	(1,112)	—
Transfers to Stage 2	(229,316)	234,062	(4,746)	—	(149,863)	362,940	(213,077)	—
Transfers to Stage 3	(59,129)	(13,433)	72,562	—	(77,865)	(223,051)	300,916	—
Impact on the expected credit loss for credits that change stage in the year (**)	(35,112)	163,681	293,678	422,247	(74,056)	(332,709)	(22,895)	(429,660)
Others (*)	(286,212)	198,393	580,849	493,030	364,973	(15,296)	109,462	459,139

Total	(268,408)	394,663	840,637	966,892	717,067	(638,849)	147,388	225,606
Write-offs	—	—	(886,200)	(886,200)	—	—	(1,414,948)	(1,414,948)
Recovery of written–off loans	—	—	140,438	140,438	—	—	175,287	175,287
Foreign exchange effect	(8)	(408)	(14)	(430)	33	466	1,844	2,343

Expected credit loss at end of year	534,005	657,474	430,902	1,622,381	802,421	263,219	336,041	1,401,681

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
During 2022 and 2021, the Group applied its expert judgement with the purpose of reflecting the effects of the political and economic uncertainty that were not considered in the forward-looking model, which led to incur in a higher provision for expected loss, see Note 30.1(d.7).

	2022				2021
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	12,669	42,681	99,850	155,200	11,123	62,782	114,079	187,984

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	1,473	—	—	1,473	2,357	—	—	2,357
Assets derecognized or matured (excluding write-offs)	(435)	(763)	(10,957)	(12,155)	(1,787)	(1,038)	(12,929)	(15,754)
Transfers to Stage 1	6,103	(6,103)	—	—	9,458	(9,458)	—	—
Transfers to Stage 2	(778)	4,871	(4,093)	—	(2,896)	9,457	(6,561)	—
Transfers to Stage 3	(467)	(1,254)	1,721	—	(1,106)	(1,753)	2,859	—
Impact on the expected credit loss for credits that change stage in the year (**)	(5,871)	4,342	11,518	9,989	(4,155)	(20,041)	(11,576)	(35,772)
Others (*)	(8,663)	(31,688)	(49,097)	(89,448)	(915)	2,170	11,800	13,055

Total	(8,638)	(30,595)	(50,908)	(90,141)	956	(20,663)	(16,407)	(36,114)
Write-offs	—	—	(2,267)	(2,267)	—	—	(2,419)	(2,419)
Recovery of written–off loans	—	—	—	—	—	—	—	—
Foreign exchange effect	205	199	(1,574)	(1,170)	590	562	4,597	5,749

Expected credit loss at end of year	4,236	12,285	45,101	61,622	12,669	42,681	99,850	155,200

	2022				2021
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	40,492	38,881	85,222	164,595	12,525	82,783	50,406	145,714

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	30,366	—	—	30,366	16,940	—	—	16,940
Assets derecognized or matured (excluding write-offs)	(13,252)	(53,929)	(98,635)	(165,816)	(2,707)	(2,728)	(2,356)	(7,791)
Transfers to Stage 1	75,059	(73,348)	(1,711)	—	21,074	(21,069)	(5)	—
Transfers to Stage 2	(13,180)	13,456	(276)	—	(36,331)	36,488	(157)	—
Transfers to Stage 3	(7,979)	(25,348)	33,327	—	(14,881)	(29,990)	44,871	—
Impact on the expected credit loss for credits that change stage in the year (**)	(57,002)	3,641	18,184	(35,177)	(12,567)	69,011	130,550	186,994
Others (*)	(29,658)	116,863	71,611	158,816	56,389	(95,619)	(63,142)	(102,372)

Total	(15,646)	(18,665)	22,500	(11,811)	27,917	(43,907)	109,761	93,771
Write-offs	—	—	(64,710)	(64,710)	—	—	(80,335)	(80,335)
Recovery of written–off loans	—	—	8,690	8,690	—	—	5,278	5,278
Foreign exchange effect	(3)	—	7	4	50	5	112	167

Expected credit loss at end of year	24,843	20,216	51,709	96,768	40,492	38,881	85,222	164,595

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
During 2022 and 2021, the Group applied its expert judgement with the purpose of reflecting the effects of the political and economic uncertainty that were not considered in the forward-looking model, which led to incur in a higher provision for expected loss, see Note 30.1(d.7).

(d.2)	Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2022				2021
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,984,362	431,039	25,057	4,440,458	4,042,757	539,112	30,062	4,611,931
New originated or purchased assets	1,829,985	—	—	1,829,985	1,667,947	—	—	1,667,947
Assets derecognized or matured	(1,470,891)	(168,603)	(9,627)	(1,649,121)	(1,887,316)	(139,391)	(13,564)	(2,040,271)
Transfers to Stage 1	25,315	(25,315)	—	—	114,321	(114,261)	(60)	—
Transfers to Stage 2	(258,992)	258,992	—	—	(136,230)	136,230	—	—
Transfers to Stage 3	(633)	(10,035)	10,668	—	(3,065)	(5,325)	8,390	—
Others (*)	(58,323)	25,454	(22)	(32,891)	(14,239)	(15,369)	—	(29,608)
Foreign exchange effect	(91,382)	(9,702)	—	(101,084)	200,187	30,043	229	230,459

End of year balances	3,959,441	501,830	26,076	4,487,347	3,984,362	431,039	25,057	4,440,458

	2022				2021
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)
Expected credit loss at beginning of year balances	8,594	18,492	13,243	40,329	15,741	18,945	23,037	57,723

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	5,615	—	—	5,615	4,016	—	—	4,016
Assets derecognized or matured	(4,838)	(2,016)	(6,241)	(13,095)	(8,737)	(1,222)	(9,991)	(19,950)
Transfers to Stage 1	109	(109)	—	—	485	(474)	(11)	—
Transfers to Stage 2	(854)	854	—	—	(1,464)	1,464	—	—
Transfers to Stage 3	(57)	(171)	228	—	(754)	(294)	1,048	—
Impact on the expected credit loss for credits that change stage in the year	(47)	585	623	1,161	(138)	542	681	1,085
Others (**)	(274)	(467)	1,054	313	(1,198)	(815)	(1,565)	(3,578)

Total	(346)	(1,324)	(4,336)	(6,006)	(7,790)	(799)	(9,838)	(18,427)
Foreign exchange effect	106	1,037	29	1,172	643	346	44	1,033

Expected credit loss at the end of year balances, Note 10(a)	8,354	18,205	8,936	35,495	8,594	18,492	13,243	40,329

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(e)
In Management’s opinion, the allowance for loan losses recorded as of December 31, 2022 and 2021, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.

(f)
The interest that the loan portfolio generates is freely agreed considering the interest rates prevailing on the market. In March 2021, the government published Act No. 31143, “Act Protecting Consumers of Financial Services from Usury”, through which the Congress of the Republic of Peru established that the BCRP is the entity responsible for setting the maximum and minimum interest rates that the Peruvian financial system can charge. In April 2021, the BCRP established the methodology for the calculation of the maximum interest rate for consumer, small and micro-business loans, which shall be updated semi-annually in May and November. The maximum interest rate for the period November 2022 - April 2023 is
87.91 percent in national currency and 68.27 percent in foreign currency (the maximum interest rate for the period November 2021 - April 2022 was 83.64 percent in national currency and 66.08 percent in foreign currency, as of December 31, 2021).

(g)	Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.

(h)	The refinanced loans during the 2022 period amounted to approximately S/192,045,000 (S/114,747,000, during 2021) which had no significant impact on the consolidated statement of income.
During 2020, the Group modified the contractual conditions of a determined number of loans as relief for its clients’ liquidity as consequence of the
Covid-19
pandemic, for a total of approximately S/12,663,960,000. Said loans are not considered as refinanced loans. As of December 31, 2022 and 2021, the balances of the rescheduled loans amount to approximately S/5,048,978,000 and S/6,266,601,000; see further detail in Note 30.1 (d.6).
Additionally, during 2022 and 2021, the Group modified the contractual conditions of a determined number of loans that were granted under the “Reactiva Peru” program, for a total amount of approximately S/133,046,000 and S/2,012,855,000, respectively. Said loans were not deemed as refinanced loans. As of December 31, 2022 and 2021, the balance of rescheduled loans amounts of approximately S/1,473,770,000 and S/1,974,180,000, respectively, see further detail in Note 30.1 (d.6).

(i)	The table below presents the maturity of direct loan portfolio without including accrued interest, interest to be accrued and interest collected in advance as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Outstanding
Up to 1 month	4,945,881	3,345,496
From 1 to 3 months	5,708,262	5,935,876

	2022	2021
	S/(000)	S/(000)
From 3 months to 1 year	10,220,204	10,222,266
From 1 to 5 years	18,916,603	18,131,367
Over 5 years	5,868,428	5,498,538

	45,659,378	43,133,543
Past due and under legal collection loans, see (i.1) -
Up to 4 months	423,906	512,669
Over 4 months	401,508	515,237
Under legal collection	540,558	526,773

	47,025,350	44,688,222

(i.1)	The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2022	2021
	S/(000)	S/(000)
Commercial loans
Up to 4 months	150,607	226,342
Over 4 months	106,081	187,670
Under legal collection	245,786	224,948

	502,474	638,960

Consumer loans
Up to 4 months	143,867	77,144
Over 4 months	220,226	205,038
Under legal collection	108,162	83,747

	472,255	365,929

	2022	2021
	S/(000)	S/(000)
Mortgage loans
Up to 4 months	30,484	32,230
Over 4 months	48,316	65,878
Under legal collection	155,587	177,418

	234,387	275,526

Small and micro-business loans
Up to 4 months	98,948	176,953
Over 4 months	26,885	56,651
Under legal collection	31,023	40,660

	156,856	274,264

See credit risk analysis in Note 30.1

(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.

(k)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2022 and 2021, as follows:

•	Stage 2: Loans with maturity longer or shorter than 30 days, regardless the criteria that caused their classification into Stage 2.

•	Stage 3: Loans with maturity longer or shorter than 90 days, regardless the criteria that caused their classification into Stage 3.

	2022						2021
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	3,934,328	595,372	—	—	3,934,328	595,372	2,825,245	318,953	—	—	2,825,245	318,953
90 days	—	—	1,816	1,583	1,816	1,583	—	—	1,505	709	1,505	709
Maturity longer than:
30 days	604,670	160,119	—	—	604,670	160,119	459,359	104,420	—	—	459,359	104,420
90 days	—	—	1,214,387	689,364	1,214,387	689,364	—	—	1,335,728	716,114	1,335,728	716,114

Total	4,538,998	755,491	1,216,203	690,947	5,755,201	1,446,438	3,284,604	423,373	1,337,233	716,823	4,621,837	1,140,196

(k.1)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2022 and 2021, for each classification:

	2022						2021
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,089,059	60,403	—	—	2,089,059	60,403	1,663,448	60,842	—	—	1,663,448	60,842
90 days	—	—	250	214	250	214	—	—	134	20	134	20
Maturity longer than:
30 days	127,264	5,113	—	—	127,264	5,113	136,838	17,750	—	—	136,838	17,750
90 days	—	—	433,930	163,021	433,930	163,021	—	—	538,756	195,690	538,756	195,690

Total	2,216,323	65,516	434,180	163,235	2,650,503	228,751	1,800,286	78,592	538,890	195,710	2,339,176	274,302

	2022						2021
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,500,325	511,105	—	—	1,500,325	511,105	620,485	195,221	—	—	620,485	195,221
90 days	—	—	1,356	1,194	1,356	1,194	—	—	578	509	578	509
Maturity longer than:
30 days	329,249	146,369	—	—	329,249	146,369	170,429	67,998	—	—	170,429	67,998
90 days	—	—	450,945	429,708	450,945	429,708	—	—	354,382	335,532	354,382	335,532

Total	1,829,574	657,474	452,301	430,902	2,281,875	1,088,376	790,914	263,219	354,960	336,041	1,145,874	599,260

	2022						2021
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	271,622	9,266	—	—	271,622	9,266	246,833	33,713	—	—	246,833	33,713
90 days	—	—	—	—	—	—	—	—	232	83	232	83
Maturity longer than:
30 days	78,006	3,019	—	—	78,006	3,019	52,083	8,968	—	—	52,083	8,968
90 days	—	—	238,527	45,101	238,527	45,101	—	—	268,296	99,767	268,296	99,767

Total	349,628	12,285	238,527	45,101	588,155	57,386	298,916	42,681	268,528	99,850	567,444	142,531

	2022						2021
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro-business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	73,322	14,598	—	—	73,322	14,598	294,479	29,177	—	—	294,479	29,177
90 days	—	—	210	175	210	175	—	—	561	97	561	97
Maturity longer than:
30 days	70,151	5,618	—	—	70,151	5,618	100,009	9,704	—	—	100,009	9,704
90 days	—	—	90,985	51,534	90,985	51,534	—	—	174,294	85,125	174,294	85,125

Total	143,473	20,216	91,195	51,709	234,668	71,925	394,488	38,881	174,855	85,222	569,343	124,103

(l)	The following tables present the exposure and the expected credit losses by economic sector for direct loans as of December 31, 2022 and 2021:

2022
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	12,685,924	1,829,574	452,301	14,967,799	534,005	657,474	430,902	1,622,381	4.2%	35.9%	95.3%	10.8%
Mortgage loans	8,698,789	349,628	238,527	9,286,944	4,236	12,285	45,101	61,622	0.0%	3.5%	18.9%	0.7%
Commerce	3,837,304	402,454	173,236	4,412,994	31,844	29,009	78,028	138,881	0.8%	7.2%	45.0%	3.1%
Manufacturing	4,346,251	451,393	63,397	4,861,041	8,403	12,389	21,611	42,403	0.2%	2.7%	34.1%	0.9%
Professional, scientific and technical activities	3,529,961	298,534	64,078	3,892,573	12,056	10,186	26,497	48,739	0.3%	3.4%	41.4%	1.3%
Communications, storage and transportation	1,102,988	194,840	75,427	1,373,255	7,047	7,035	23,645	37,727	0.6%	3.6%	31.3%	2.7%
Agriculture	1,747,159	134,545	10,863	1,892,567	1,391	967	1,381	3,739	0.1%	0.7%	12.7%	0.2%
Electricity, gas, water and oil	867,431	55,187	1,652	924,270	886	462	220	1,568	0.1%	0.8%	13.3%	0.2%
Leaseholds and real estate activities	499,385	84,056	23,441	606,882	1,595	1,825	14,518	17,938	0.3%	2.2%	61.9%	3.0%
Construction and infrastructure	415,827	91,910	49,736	557,473	1,667	1,654	32,569	35,890	0.4%	1.8%	65.5%	6.4%
Others	4,067,036	145,047	37,469	4,249,552	5,428	4,000	7,539	16,967	0.1%	2.8%	20.1%	0.4%

Total direct loans	41,798,055	4,037,168	1,190,127	47,025,350	608,558	737,286	682,011	2,027,855	1.5%	18.3%	57.3%	4.3%

2021
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	11,368,625	790,914	354,960	12,514,499	802,421	263,219	336,041	1,401,681	7.1%	33.3%	94.7%	11.2%
Mortgage loans	7,984,860	298,916	268,528	8,552,304	12,669	42,681	99,850	155,200	0.2%	14.3%	37.2%	1.8%
Commerce	4,312,851	587,020	288,015	5,187,886	66,774	56,404	128,780	251,958	1.5%	9.6%	44.7%	4.9%
Manufacturing	4,302,980	357,496	90,736	4,751,212	15,944	8,059	29,627	53,630	0.4%	2.3%	32.7%	1.1%
Professional, scientific and technical activities	3,730,237	183,600	95,722	4,009,559	22,647	9,045	31,143	62,835	0.6%	4.9%	32.5%	1.6%
Communications, storage and transportation	1,212,288	201,274	96,227	1,509,789	13,393	8,637	28,837	50,867	1.1%	4.3%	30.0%	3.4%
Agriculture	1,726,488	39,153	11,722	1,777,363	2,547	342	1,672	4,561	0.1%	0.9%	14.3%	0.3%
Electricity, gas, water and oil	863,358	55,895	260	919,513	2,856	439	161	3,456	0.3%	0.8%	61.9%	0.4%
Leaseholds and real estate activities	487,331	172,016	35,160	694,507	3,701	1,789	12,451	17,941	0.8%	1.0%	35.4%	2.6%
Construction and infrastructure	651,956	69,781	50,175	771,912	4,747	9,451	24,781	38,979	0.7%	13.5%	49.4%	5.0%
Others	3,881,507	97,500	20,671	3,999,678	8,757	4,815	10,237	23,809	0.2%	4.9%	49.5%	0.6%

Total direct loans	40,522,481	2,853,565	1,312,176	44,688,222	956,456	404,881	703,580	2,064,917	2.4%	14.2%	53.6%	4.6%

(m)	The following tables present the exposure and the expected credit losses by economic sector for indirect loans as of December 31, 2022 and 2021:

2022
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	264,926	40,527	76	305,529	309	424	49	782	0.1%	1.0%	64.5%	0.3%
Manufacturing	518,115	134,469	—	652,584	487	153	—	640	0.1%	0.1%	0.0%	0.1%
Professional, scientific and technical activities	1,183,657	75,946	485	1,260,088	1,486	700	52	2,238	0.1%	0.9%	10.7%	0.2%
Communications, storage and transportation	467,018	19,117	—	486,135	489	91	—	580	0.1%	0.5%	0.0%	0.1%
Agriculture	4,487	—	—	4,487	7	—	—	7	0.2%	0.0%	0.0%	0.2%
Electricity, gas, water and oil	155,621	—	—	155,621	135	—	—	135	0.1%	0.0%	0.0%	0.1%
Leaseholds and real estate activities	45,037	19,150	—	64,187	193	97	—	290	0.4%	0.5%	0.0%	0.5%
Construction and infrastructure	412,388	130,886	24,956	568,230	4,470	4,463	8,775	17,708	1.1%	3.4%	35.2%	3.1%
Others	908,192	81,735	559	990,486	778	12,277	60	13,115	0.1%	15.0%	10.7%	1.3%

Total indirect loans	3,959,441	501,830	26,076	4,487,347	8,354	18,205	8,936	35,495	0.2%	3.6%	34.3%	0.8%

2021
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	238,699	1,726	80	240,505	382	78	51	511	0.2%	4.5%	63.8%	0.2%
Manufacturing	409,193	357	—	409,550	288	4	—	292	0.1%	1.1%	0.0%	0.1%
Professional, scientific and technical activities	1,200,833	50,564	402	1,251,799	1,651	992	48	2,691	0.1%	2.0%	11.9%	0.2%
Communications, storage and transportation	565,359	110,311	—	675,670	416	174	—	590	0.1%	0.2%	0.0%	0.1%
Agriculture	3,190	4	16	3,210	2	—	2	4	0.1%	0.0%	12.5%	0.1%
Electricity, gas, water and oil	143,789	—	—	143,789	89	—	—	89	0.1%	0.0%	0.0%	0.1%
Leaseholds and real estate activities	72,809	16,187	—	88,996	412	250	—	662	0.6%	1.5%	0.0%	0.7%
Construction and infrastructure	501,712	168,980	24,559	695,251	4,785	4,721	13,142	22,648	1.0%	2.8%	53.5%	3.3%
Others	848,778	82,910	—	931,688	569	12,273	—	12,842	0.1%	14.8%	0.0%	1.4%

Total indirect loans	3,984,362	431,039	25,057	4,440,458	8,594	18,492	13,243	40,329	0.2%	4.3%	52.9%	0.9%

During the years 2022, 2021 and 2020, the Group decided to apply the expert judgment, which led to incur in a higher provision for expected losses, see Note 30.1(d.7).